Finance cost - Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Summary of Net Finance (Cost) Income

The net finance (cost) income is comprised of the following for the years ended December 31, 2016, 2017 and 2018:

	2016		2017		2018
Interest income from cash equivalents	Ps.	182,426	Ps.	354,439	Ps.	393,529
Interest on recovered taxes		16,199		8,791		1,472
Gain on derivative financial instruments		68,261		34,361		115,938
Interests in favor of hedge		—		—		44,292
Other		12,684		23,144		21,463
Total interest income		279,570		420,735		576,694
Interest cost from bank loans		(107,680)		(124,438)		(151,971)
Loss in market value		—		—		(86,295)
Other financing costs		(24,622)		(18,394)		(29,891)
Interest cost for debt securities		(249,406)		(476,375)		(744,254)
Total interest expense		(381,708)		(619,207)		(1,012,411)
Foreign exchange gain		759,965		1,025,183		1,422,685
Foreign exchange loss		(1,260,859)		(926,100)		(1,223,001)
Foreign exchange gains (loss) - Net		(500,894)		99,083		199,684
Finance cost - Net	Ps.	(603,032)	Ps.	(99,389)	Ps.	(236,033)